Significant Accounting Policies - Schedule of Concentration of Revenue (Detail) (GameD [Member], Revenues [Member], Product Concentration Risk [Member])	12 Months Ended
Dec. 31, 2014
GameD [Member] | Revenues [Member] | Product Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%